FINANCIAL RISK MANAGEMENT ACTIVITIES - Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Carrying amount	$ 117	$ 188	$ 86
Borrowings
Financial liabilities
Carrying amount	1,909	1,931	2,033
Fair value	2,011	2,131	2,135
Other investments
Financial assets
Carrying amount	117	188	170
Fair value	117	188	170
Other investment, transferred as held for sale
Financial assets
Carrying amount	$ 0	$ 0	$ 84